Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 14 – SHARE-BASED COMPENSATION

a)	Equity Incentive Plan – general

As of December 31, 2025, 25,000,000 Ordinary Shares were authorized for issuance to employees, directors and consultants under the 2019 Equity Incentive Plan (the “2019 Plan”), of which 22,260,268 shares were available for future grants.

Options granted under the 2019 Plan generally expire ten years following the date of grant. Upon termination of an award recipient’s employment or other relationship with the Company, restricted shares and options cease vesting and unvested shares and options are forfeited. Forfeited shares and shares underlying forfeited or expired options become available for future grant under the 2019 Plan.

On February 15, 2024, the Board approved the extension of the term of options to purchase Ordinary Shares that had been granted to serving directors, officers and employees of the Company during 2015 through 2019, so that such options expire on December 31, 2033. With respect to the Company’s directors and the CEO, the extension was approved by the Company’s shareholders on November 7, 2024. The Company recorded expenses of $564 thousand with respect to such option term extension.

b)	Stock option information

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model using the following assumptions during the periods indicated:

	Year ended December 31,
	2025	2024	2023
Weighted Average Risk-free interest rate	-	4.21%	4.65%
Dividend yield	-	-	-
Weighted Average Volatility factor	-	89.73%	84.83%
Weighted Average Expected life of the options	-	5	5

The following table contains additional information concerning options granted under the 2019 Plan:

	For the year ended December 31,
	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	2,898,015	$5.37	2,842,496	$5.63	2,939,434	$5.85
Granted	-	$-	265,000	$3.11	53,192	$3.53
Forfeited and expired	(160,439)	$5.43	(209,481)	$6.05	(150,130)	$9.31
Exercised	-	$-	-	$-	-	$-
Outstanding at end of the year	2,737,576	$5.36	2,898,015	$5.37	2,842,496	$5.63
Exercisable at end of the year	2,687,135	$5.24	2,315,048	$5.46	2,245,993	$5.53

Following is a summary of changes in nonvested options granted:

	For the year ended December 31,
	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	582,967	$4.38	596,503	$5.53	986,005	$6.46
Granted	-	$-	265,000	$3.11	53,192	$3.53
Vested during the year	(490,489)	$4.39	(233,473)	$5.88	(384,203)	$7.35
Forfeited during the year	(42,037)	$3.57	(45,063)	$4.43	(58,491)	$7.16
Balance at end of the year	50,441	$4.93	582,967	$4.38	596,503	$5.53

The weighted-average fair values at grant date of options granted during the years ended December 31, 2024, and 2023 were $2.27 and $3.53, respectively. The Company did not grant any options during the year ended December 31, 2025.

For the years ended December 31, 2025, 2024 and 2023, the Company recognized $536 thousand, $1,407 thousand and $1,470 thousand, respectively, of share-based compensation expense related to stock options. The total unrecognized estimated compensation cost related to non-vested stock options granted until December 31, 2025 was $34 thousand, which is expected to be recognized over a weighted average period of 1.33 years.

c)	Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for options outstanding at December 31, 2025:

Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$1.42	15,000	8.50	$-	3,750
$2.69	90,304	1.18	-	90,304
$2.69	557,738	8.01	-	557,738
$3.21	211,000	8.13	-	211,000
$3.53	26,596	7.84	-	26,596
$3.66	250,000	4.34	-	250,000
$4.68	29,000	4.25	-	29,000
$5.34	144,500	6.25	-	144,500
$5.34	719,440	6.88	-	439,028
$5.97	150,000	6.88	-	112,500
$6.22	41,152	2.00	-	41,152
$6.22	331,626	8.01	-	331,626
$8.19	150,000	8.01	-	150,000
$9.02	40,500	4.87	-	40,500
$10.12	2,421	2.87	-	2,421
$10.12	6,050	8.01	-	6,050
12.23	$250,000	5.41	-	250,000
$21.40	970	8.01	-	970
	2,737,576		$-	2,687,135

The total intrinsic value of options exercised during 2025 was $0.

d)	The following table contains information concerning restricted stock units granted under the 2019 Plan:

	For the year ended December 31,
	2025		2024		2023
	Number of options	Weighted average grant date fair value	Number of options	Weighted average grant date fair value	Number of options	Weighted average grant date fair value
Nonvested at beginning of period	1,234,572	$1.77	621,135	$3.14	157,560	$10.02
Granted	-	$-	825,687	$1.266	529,854	$1.90
Vested)	(1,204,925)	$1.76	(175,991)	$4.06	(52,521)	$10.05
Forfeited	(27,490)	$1.89	(36,259)	$2.75	(13,758)	$9.77
Nonvested at end of period	2,157	$1.41	1,234,572	$1.77	621,135	$3.14

The Company estimates the fair value of restricted stock units based on the closing sales price of the Ordinary Shares on the date of grant (or the closing bid price if no sales were reported). For the years ended December 31, 2025, 2024 and 2023, the Company recognized $1,247 thousand, $658 thousand and $481 thousand, respectively, of share-based compensation expense related to restricted stock units. Total share-based compensation expense related to restricted stock units not yet recognized as of December 31, 2025 was $1 thousand, which is expected to be recognized over a weighted average period of 0.9 years.

e)	The following table summarizes share-based compensation expenses related to grants under the 2019 Plan included in the statements of operations:

	Year ended December 31,
(in thousands)	2025	2024	2023
Research & development	$738	$916	$524
General & administrative	1,045	1,149	1,427
Total	$1,783	$2,065	$1,951